FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name  Fidelity Invest Variable Life Acct I

          File Number                   811-05258

          Registrant CIK Number:        0000819543









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 Report for six month period ending:   /  /    (a)
                            or fiscal year ending: 12/31/02    (b)
     Is this a transition report? (Y or N): N
Is this an amendment to a previous filing? (Y or N): N

1.A)  Registrant Name:  Fidelity Invest Variable Life Acct I
  B)  File Number:      811-05258
  C)  Telephone Number: 617 563 4395
2.A)  Street: 82 DEVONSHIRE STREET V12A
  B)  City: BOSTON               C) State: MA D) Zip Code: 02109 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- Y

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                                                  This page is being
     UNIT INVESTMENT TRUSTS                       filed for series ALL.

111.A) Depositor Name: Fidelity Investments Life Insurance Company
    B) File Number (if any): 000-0000
    C) City: Boston                State: MA   Zip Code:02109  Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

112.A) Sponsor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:



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                                                  This page is being
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113.A) Trustee Name:
    B) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

114.A) Principal Underwriter Name:  Fidelity Brokerage Services LLC
    B) File Number (if any): 8-41518
    C) City:     Boston        State: MA  Zip Code: 02109 Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

115.A) Independent Public Accountant Name: PricewaterhouseCoopers LLP
    B) City: Boston           State: MA  Zip Code: 02109   Zip Ext.:
       Foreign Country:                      Foreign Postal Code:



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116. Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)   Y

   B)  Identify the family in 10 letters: FIDELITYZZ
      NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

117. A) Is Registrant a separate account of an insurance company? Y If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? (Y/N) ---N-----------------------
      C) Scheduled premium variable life contracts? (Y/N) --N---------
      D) Flexible premium variable life contracts? (Y/N) ---Y---------
      E) Other types of insurance products registered under the Securities Act of 1933? (Y/N) -----------------N---------

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 --1-

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period - 0

120. State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted) --N/A---- $

121. State the number of series for which a current prospectus was in existence at the period end ------0--------------------------

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period -------0----------------------------------------



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                                                  This page being
                                                  filed for ALL series.

123. State the total value of the additional units considered in answering item 122 ($000 omitted) ------------------------------ $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date the were placed in the subsequent series)($000 omitted) ----------------- $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) --- $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000 omitted) ---------------------------------------- $0

127. List opposite the appropriate description below the number of series whose portfolios invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of     Total Assets     Total Income
                                Series         ($000         Distributions
                              Investing       omitted)      ($000 omitted)
                              ---------     ------------    --------------
      A) U.S. Treasury direct
         issue -------------------               $                $
      B) U.S. Government agency --               $                $
      C) State and municipal
         tax-free ----------------               $                $
      D) Public utility debt -----               $                $
      E) Brokers or dealers debt or
         debt of brokers' or dealers'
         parent ------------------               $                $
      F) All other corporate intermed.
         & long term debt --------               $                $
      G) All other corporate
         short-term debt ---------               $                $
      H) Equity securities of brokers
         or dealers or parents of
         brokers or dealers ------               $                $
      I) Investment company equity
         securities --------------               $                $
      J) All other equity
         securities --------------  1            $3,434           $0
      K) Other securities --------               $                $
      L) Total assets of all series
         of registrant -----------               $3,434           $0


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                                                  This page being
                                                  filed for ALL series.

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrants series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) ---------N-------------------------
     [If answer is 'N' (No), go to item 131.]

131. Total expenses incurred by all series of Registrant during the current reporting period ($000 omitted) --- $32-----------------------

132. List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-05258     811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-


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Signature Page
The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Boston	State of: MA		Date: 2/28/03

Name of Registrant, Depositor or Trustee: Fidelity Invest Variable Life Acct I.

By (Name and Title): Joseph F. Hope, Treasurer

Witness (Name and Title): Kristin McDonald, Financial Accountant III


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